SEGMENTED INFORMATION - Revenue Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 75,100	$ 86,006
UNITED STATES
Disclosure of geographical areas [line items]
Revenue	27,356	26,134
Canada
Disclosure of geographical areas [line items]
Revenue	7,808	8,865
United Kingdom
Disclosure of geographical areas [line items]
Revenue	6,984	15,676
Australia
Disclosure of geographical areas [line items]
Revenue	5,314	6,683
Brazil
Disclosure of geographical areas [line items]
Revenue	5,483	5,233
INDIA
Disclosure of geographical areas [line items]
Revenue	4,245	3,926
GERMANY
Disclosure of geographical areas [line items]
Revenue	2,322	2,311
Other Europe
Disclosure of geographical areas [line items]
Revenue	7,022	8,809
Colombia
Disclosure of geographical areas [line items]
Revenue	2,679	2,752
Other Asia
Disclosure of geographical areas [line items]
Revenue	2,744	3,112
Other
Disclosure of geographical areas [line items]
Revenue	$ 3,143	$ 2,505